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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [_]; Amendment Number:_________________________
       This Amendment (Check only one.): [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bain Capital Venture Investors, LLC*
Address:  111 Huntington Avenue
          Boston, Massachusetts 02199

Form 13F File Number: 28-13588

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Krupka
Title:    Managing Director
Phone:    (617) 516-2000

Signature, Place, and Date of Signing:

    /s/ Michael Krupka              Boston, MA                  5/17/10
 ------------------------    ------------------------    ---------------------
        [Signature]                [City, State]                [Date]

* Bain Capital Venture Investors, LLC is the administrative member of Bain Capital Venture Integral Investors, LLC.

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number               Name
     ------------------------------     ------------------------------

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:           3

Form 13F Information Table Value Total:     178,453
                                        -----------
                                        (Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number    Name
---    --------------------    --------------------------------------------
1      28-13589                Bain Capital Venture Integral Investors, LLC

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                      Bain Capital Venture Investors, LLC.
                    Form 13F Information Table as of 03/31/10

     Column 1        Column 2   Column 3   Column 4       Column 5   Column 6   Column 7       Column 8
-------------------  --------  ---------  ----------      --------  ----------  --------  ------------------
                                                                                           Voting Authority
                     Title of             Shares or         Value   Investment    Other   ------------------
Name of Issuer        Class      Cusip    Prn Amount      (x$1000)  Discretion  Managers  Sole  Shared  None
-------------------  --------  ---------  ----------      --------  ----------  --------  ----  ------  ----
NANOSPHERE INC          COM    63009F105   1,791,601  SH     8,582     Sole                X
SOLARWINDS INC          COM    83416B109   7,733,684  SH   167,512     Sole                X
VONAGE HLDGS CORP       COM    92886T201   1,747,634  SH     2,359     Sole                X
                                                          --------
                                                           178,453
                                                          --------